UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07303

 NAME OF REGISTRANT:                     Global Growth Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


The Portfolio was merged into Multi-Cap Growth Portfolio during the reporting period.  The proxy voting record of Multi-Cap Growth Portfolio can be found on the Securities and Exchange Commission website (www.sec.gov).
The Multi-Cap Growth Portfolio's CIK number is 0000925461 and its file number is 811-08558.

Global Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ALPHA AND OMEGA SEMICONDUCTOR LIMITED                                                       Agenda Number:  933339512
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6331P104
    Meeting Type:  Annual
    Meeting Date:  18-Nov-2010
          Ticker:  AOSL
            ISIN:  BMG6331P1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MIKE F. CHANG                                             Mgmt          For                            For
       YUEH-SE HO                                                Mgmt          For                            For
       CHUNG TE CHANG                                            Mgmt          For                            For
       MARK A. STEVENS                                           Mgmt          For                            For
       HOWARD M. BAILEY                                          Mgmt          For                            For
       THOMAS W. STEIPP                                          Mgmt          For                            For
       RICHARD W. SEVCIK                                         Mgmt          For                            For

02     TO APPROVE AND RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY, AND TO AUTHORIZE BOARD
       OF DIRECTORS TO DETERMINE THE REMUNERATION
       OF SUCH ACCOUNTING FIRM, FOR THE FISCAL YEAR
       ENDING JUNE 30, 2011.




--------------------------------------------------------------------------------------------------------------------------
 CIRRUS LOGIC, INC.                                                                          Agenda Number:  933291813
--------------------------------------------------------------------------------------------------------------------------
        Security:  172755100
    Meeting Type:  Annual
    Meeting Date:  23-Jul-2010
          Ticker:  CRUS
            ISIN:  US1727551004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL L. HACKWORTH                                      Mgmt          For                            For
       JOHN C. CARTER                                            Mgmt          For                            For
       TIMOTHY R. DEHNE                                          Mgmt          For                            For
       D. JAMES GUZY                                             Mgmt          For                            For
       JASON P. RHODE                                            Mgmt          For                            For
       WILLIAM D. SHERMAN                                        Mgmt          For                            For
       ROBERT H. SMITH                                           Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING MARCH 26, 2011.




--------------------------------------------------------------------------------------------------------------------------
 COPART, INC.                                                                                Agenda Number:  933339916
--------------------------------------------------------------------------------------------------------------------------
        Security:  217204106
    Meeting Type:  Annual
    Meeting Date:  02-Dec-2010
          Ticker:  CPRT
            ISIN:  US2172041061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       WILLIS J. JOHNSON                                         Mgmt          For                            For
       A. JAYSON ADAIR                                           Mgmt          For                            For
       MATT BLUNT                                                Mgmt          For                            For
       STEVEN D. COHAN                                           Mgmt          For                            For
       DANIEL J. ENGLANDER                                       Mgmt          For                            For
       JAMES E. MEEKS                                            Mgmt          For                            For
       THOMAS W. SMITH                                           Mgmt          For                            For

2      RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JULY 31, 2011.




--------------------------------------------------------------------------------------------------------------------------
 H.J. HEINZ COMPANY                                                                          Agenda Number:  933309165
--------------------------------------------------------------------------------------------------------------------------
        Security:  423074103
    Meeting Type:  Annual
    Meeting Date:  31-Aug-2010
          Ticker:  HNZ
            ISIN:  US4230741039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: W.R. JOHNSON                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: C.E. BUNCH                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: L.S. COLEMAN, JR.                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: J.G. DROSDICK                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: E.E. HOLIDAY                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: C. KENDLE                           Mgmt          For                            For

1G     ELECTION OF DIRECTOR: D.R. O'HARE                         Mgmt          For                            For

1H     ELECTION OF DIRECTOR: N. PELTZ                            Mgmt          For                            For

1I     ELECTION OF DIRECTOR: D.H. REILLEY                        Mgmt          For                            For

1J     ELECTION OF DIRECTOR: L.C. SWANN                          Mgmt          For                            For

1K     ELECTION OF DIRECTOR: T.J. USHER                          Mgmt          For                            For

1L     ELECTION OF DIRECTOR: M.F. WEINSTEIN                      Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     SHAREHOLDER PROPOSAL REQUESTING THE RIGHT TO              Shr           For                            Against
       SHAREHOLDER ACTION BY WRITTEN CONSENT




--------------------------------------------------------------------------------------------------------------------------
 HARBIN ELECTRIC, INC.                                                                       Agenda Number:  933307527
--------------------------------------------------------------------------------------------------------------------------
        Security:  41145W109
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2010
          Ticker:  HRBN
            ISIN:  US41145W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TIANFU YANG                                               Mgmt          For                            For
       LANXIANG GAO                                              Mgmt          For                            For
       CHING CHUEN CHAN                                          Mgmt          For                            For
       BOYD PLOWMAN                                              Mgmt          For                            For
       DAVID GATTON                                              Mgmt          For                            For
       YUNYUE YE                                                 Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF FRAZER              Mgmt          For                            For
       FROST, LLP (A SUCCESSOR ENTITY OF MOORE STEPHENS
       WURTH FRAZER AND TORBET, LLP) AS THE COMPANY'S
       INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 RESEARCH IN MOTION LIMITED                                                                  Agenda Number:  933301121
--------------------------------------------------------------------------------------------------------------------------
        Security:  760975102
    Meeting Type:  Annual
    Meeting Date:  13-Jul-2010
          Ticker:  RIMM
            ISIN:  CA7609751028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES L. BALSILLIE                                        Mgmt          For                            For
       MIKE LAZARIDIS                                            Mgmt          For                            For
       JAMES ESTILL                                              Mgmt          For                            For
       DAVID KERR                                                Mgmt          For                            For
       ROGER MARTIN                                              Mgmt          For                            For
       JOHN RICHARDSON                                           Mgmt          For                            For
       BARBARA STYMIEST                                          Mgmt          For                            For
       ANTONIO VIANA-BAPTISTA                                    Mgmt          For                            For
       JOHN WETMORE                                              Mgmt          For                            For

02     IN RESPECT OF THE RE-APPOINTMENT OF ERNST &               Mgmt          For                            For
       YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY
       AND AUTHORIZING THE BOARD OF DIRECTORS TO FIX
       THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 UAL CORPORATION                                                                             Agenda Number:  933321818
--------------------------------------------------------------------------------------------------------------------------
        Security:  902549807
    Meeting Type:  Special
    Meeting Date:  17-Sep-2010
          Ticker:  UAUA
            ISIN:  US9025498075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ISSUANCE OF SHARES OF UAL COMMON          Mgmt          For                            For
       STOCK TO CONTINENTAL AIRLINES, INC. STOCKHOLDERS
       PURSUANT TO THE AGREEMENT AND PLAN OF MERGER,
       DATED AS OF MAY 2, 2010, BY AND AMONG UAL CORPORATION,
       CONTINENTAL AIRLINES, INC. AND JT MERGER SUB
       INC., A WHOLLY OWNED SUBSIDIARY OF UAL CORPORATION.

02     ADOPTION OF UAL CORPORATION'S AMENDED AND RESTATED        Mgmt          For                            For
       CERTIFICATE OF INCORPORATION PURSUANT TO THE
       AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY
       2, 2010, BY AND AMONG UAL CORPORATION, CONTINENTAL
       AIRLINES, INC. AND JT MERGER SUB INC., A WHOLLY
       OWNED SUBSIDIARY OF UAL CORPORATION.

03     ADJOURNMENT OF THE UAL CORPORATION SPECIAL MEETING,       Mgmt          For                            For
       IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE PROPOSALS 1 AND 2.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Growth Portfolio
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/17/2011